EQUIPMENT AND LEASEHOLD IMPROVEMENTS	12 Months Ended
Dec. 31, 2017
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
EQUIPMENT AND LEASEHOLD IMPROVEMENTS

9.      EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Equipment and leasehold improvements consist of the following:

	December 31,
	2016	2017	2017
	RMB	RMB	(Note2) USD
			Unaudited

Electronic equipment	43,825	39,726	6,106
Office equipment	5,219	3,967	610
Motor vehicles	7,639	1,000	154
Leasehold improvements	21,191	42,525	6,535

Total equipment and leasehold improvements	77,874	87,218	13,405
Less: accumulated depreciation	(40,280)	(48,004)	(7,378)

Equipment and leasehold improvements, net	37,594	39,214	6,027